Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
Kingsbarn Tactical Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kingsbarn Tactical Bond ETF
Average Annual Return, Percent	8.27%	1.05%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.87%	(1.93%)